Summary of Significant Accounting Policies - Schedule of Net Revenues Disaggregated by Product Category (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Revenues Disaggregated by Product Category [Line Items]
Total revenues, net	$ 7,015,892	$ 6,454,418	$ 13,437,263	$ 13,444,164	$ 25,165,733	$ 19,492,606
Builds [Member]
Schedule of Net Revenues Disaggregated by Product Category [Line Items]
Total revenues, net	6,910,684	6,347,465	13,318,583	13,246,819
Total revenues, net					24,771,840	19,317,837
Warranty and other [Member]
Schedule of Net Revenues Disaggregated by Product Category [Line Items]
Total revenues, net	$ 105,208	$ 106,953	$ 118,680	$ 197,345
Total revenues, net					$ 393,893	$ 174,769